Debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Debt	Debt
Our total debt, consisting of finance leases relating to our vessels, is set forth in the table below.

	Financing company	June 30, 2026	December 31, 2025
(in $ millions)
Vessel financing (Mount Norefjell)	AVIC	55.2	56.2
Vessel financing (Mount Ita)	AVIC	55.2	56.2
Vessel financing (Mount Etna)	AVIC	55.6	56.8
Vessel financing (Mount Blanc)	AVIC	55.5	56.7
Vessel financing (Mount Matterhorn)	CCBFL	57.2	58.3
Vessel financing (Mount Neblina)	CCBFL	57.3	58.3
Vessel financing (Mount Hua)	Jiangsu	58.4	59.5
Vessel financing (Mount Bandeira)	Jiangsu	58.4	59.5
Vessel financing (Mount Elbrus)	CCBFL	58.2	59.3
Vessel financing (Mount Denali)	CCBFL	58.8	59.8
Vessel financing (Mount Aconcagua)	CCBFL	58.9	60.0
Vessel financing (Mount Emai)	CCBFL	58.9	60.0
Total debt, gross		687.6	700.6
Less: Deferred finance charges		(10.1)	(11.4)
Total debt, net of deferred finance charges		677.5	689.2
Less: Current portion of long-term debt, net of deferred finance charges		(24.1)	(23.6)
Long-term debt, net of deferred finance charges		653.4	665.6

The total debt, gross of deferred finance charges, as of June 30, 2026, is repayable as follows:

Year ending December 31
(in $ millions)
2026 (remaining six months)	13.1
2027(1)	27.6
2028	29.6
2029	31.5
2030	303.6
Thereafter	282.2
Total debt, gross	687.6

(1) $13.5 million repayable in the six months ended June 30, 2027.

AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements

The Company has seven-year sale and leaseback arrangements with AVIC for “Mount Norefjell”, “Mount Ita”, “Mount Etna”, and “Mount Blanc”, which are accounted for as financing transactions due to the fixed price purchase options and the cash penalty of $25.0 million per vessel for not exercising any of the purchase options. The arrangements include purchase options each year from year 3 to year 7.

In addition, AVIC partially financed the cost of installing scrubbers on the above vessels amounting to $2.2 million for each vessel which was repayable in advance in 12 quarterly installments plus interest calculated as Overnight SOFR plus a margin of 4.5% and credit adjustment spread of 0.26161% from July 1, 2023. The last installment on the scrubber financing was paid in the first quarter of 2026.

Under the relevant financing agreements, payment of dividends or making of other distributions from each relevant subsidiary to the Company will only be allowed if immediately following such payment or distribution there will be maintained in the bank account an amount no less than the higher of (a) $3.6 million and (b) the aggregate of the bareboat rate under the facility and the operating expenses for the vessel that are payable within the next six months.

CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements

The Company has seven-year sale and leaseback arrangements with CCBFL for “Mount Matterhorn”, “Mount Neblina”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”, which are accounted for as financing transactions due to the fixed price purchase options. The arrangements include purchase options each year from year 3 of $56.0 million, declining to $46.0 million after year 7.

Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements

The Company has seven-year sale and leaseback arrangements with Jiangsu for “Mount Bandeira” and “Mount Hua” accounted for as financing transactions due to the fixed price purchase options. The arrangements include purchase options each year from year 3 of $56.0 million, declining to $46.0 million after year 7.

Each of our eight subsidiaries under our sale and leaseback arrangements with CCBFL and Jiangsu has been required to maintain a minimum cash balance equivalent to the bareboat hire payable within the next three months which amounts to approximately $1.5 million per vessel. As of June 30, 2026, the Company is required to maintain a total minimum cash balance of $12.3 million, which are included in cash and cash equivalents as there are no legal restrictions on the bank account.
The bareboat rate per day under the sale and leaseback arrangements is fixed for the bareboat period and the average bareboat rate per day for the sale and leaseback arrangements with AVIC, CCBFL and Jiangsu is $16,567. The Company has classified the estimated amortization of the bareboat payments due within twelve months from June 30, 2026 as “Current portion of long-term debt” on the Unaudited Consolidated Balance Sheet.

Drew Holdings Limited. (“Drew”) – Revolving Credit facility

The Company has a $10.0 million Revolving Credit Facility agreement with Drew, which is a significant shareholder in the Company. Refer to Note 16 - Related Party Transactions for details on the terms of the agreement with Drew.

As of June 30, 2026 and December 31, 2025, we were in compliance with all of our covenants in each of our financing arrangements to the extent applicable.